PENSION AND OTHER POSTRETIREMENT BENEFITS - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 02, 2016	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Components of net periodic benefit cost (credit)
Recognized loss on settlements			$ 41.4
U.S.
Components of net periodic benefit cost (credit)
Service cost		$ 0.5	0.4
Interest cost		35.3	34.4
Actuarial loss (gain)	$ 72.0	73.1	39.1
Recognized loss on settlements	$ 41.4
U.S. | Continuing operations
Components of net periodic benefit cost (credit)
Service cost		0.5	0.4	$ 0.4
Interest cost		35.3	34.4	45.8
Actuarial loss (gain)		1.7	(0.2)	0.4
Expected return on plan assets		(40.5)	(42.7)	(51.5)
Amortization of actuarial loss		18.7	19.0	20.0
Amortization of prior service cost (credit)		0.9	1.2	1.2
Recognized loss on settlements			41.4
Net periodic benefit cost (credit)		16.6	53.5	16.3
Int'l
Components of net periodic benefit cost (credit)
Service cost		18.2	13.9
Interest cost		14.3	16.4
Actuarial loss (gain)		(26.4)	123.8
Amortization of transition obligation			(0.1)
Int'l | Continuing operations
Components of net periodic benefit cost (credit)
Service cost		18.2	13.9	13.8
Interest cost		14.3	16.4	17.3
Expected return on plan assets		(21.1)	(21.4)	(21.5)
Amortization of actuarial loss		10.8	7.0	9.4
Amortization of prior service cost (credit)		(0.4)	(0.4)	(0.3)
Amortization of transition obligation			0.1
Recognized net (gain) loss on curtailments			(0.2)	(0.2)
Recognized loss on settlements				4.3
Net periodic benefit cost (credit)		21.8	15.4	22.8
U.S. Postretirement Health Benefits
Components of net periodic benefit cost (credit)
Interest cost		0.1	0.2
Actuarial loss (gain)		(0.1)	(0.2)
U.S. Postretirement Health Benefits | Continuing operations
Components of net periodic benefit cost (credit)
Interest cost		0.1	0.1	0.3
Amortization of actuarial loss		1.5	1.7	2.2
Amortization of prior service cost (credit)		(3.3)	(3.2)	(3.3)
Net periodic benefit cost (credit)		$ (1.7)	$ (1.4)	$ (0.8)